FAIR VALUE MEASUREMENTS (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Fair Value			$ 116,722,922
Assets:
Cash held in the trust account			959
Assets held in trust account	$ 117,197,128	$ 117,197,128	116,726,978
Transfers between Level 1 and Level 2	0	0
Transfers between Level 2 and Level 1	0	0
Transfers in of level 3	0	0
Transfers Out of level 3	0	0
U.S. Treasury Securities
Assets:
Cash held in the trust account			959
Assets held in trust account			116,726,019
Money Market Funds
Assets:
Assets held in trust account	117,197,128	117,197,128
Level 1 | U.S. Treasury Securities
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost			116,726,019
Gross Holding Loss			(3,097)
Fair Value			$ 116,722,922
Level 1 | Money Market Funds
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Fair Value	$ 117,197,128	$ 117,197,128